PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 88.4%
Asset-Backed Securities 32.1%
Automobiles 1.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2023-05A, Class C, 144A	6.850%	04/20/28		500	$494,702
Enterprise Fleet Financing LLC, Series 2023-02, Class A2, 144A	5.560	04/22/30		2,600	2,589,581
Ford Credit Floorplan Master Owner Trust A, Series 2023-01, Class A1, 144A	4.920	05/15/28		2,600	2,568,151
Hertz Vehicle Financing III LP, Series 2021-02A, Class B, 144A	2.120	12/27/27		200	175,370
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class B, 144A	3.950	11/14/28		1,700	1,605,138
Series 2021-01A, Class D, 144A	1.620	11/14/30		200	170,910
Series 2022-01A, Class D, 144A	5.900	12/16/30		2,900	2,786,460
Series 2023-01A, Class D, 144A	7.070	02/14/33		3,700	3,697,991
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32		383	375,617
Series 2022-C, Class E, 144A	11.366	12/15/32		213	214,612
Series 2023-A, Class E, 144A	10.068	06/15/33		656	654,517
Santander Drive Auto Receivables Trust,
Series 2022-07, Class A2	5.810	01/15/26		1,332	1,331,044
Series 2023-02, Class C	5.470	12/16/30		1,250	1,229,232
					17,893,325
Collateralized Loan Obligations 26.7%
AlbaCore EURO CLO DAC (Ireland),
Series 02A, Class B, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.176(c)	06/15/34	EUR	1,000	1,057,891
Series 02X, Class B, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.176(c)	06/15/34	EUR	4,000	4,231,564

Anchorage Capital Europe CLO DAC (Ireland), Series 06A, Class B2, 144A	6.000	08/25/34	EUR	4,000	4,272,722
Ares European CLO DAC (Ireland), Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	4.913(c)	04/15/30	EUR	2,500	2,658,618
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)	7.908(c)	07/15/30		8,815	8,859,377
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.670(c)	10/17/32		8,500	8,387,434

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Bain Capital Credit CLO Ltd. (Cayman Islands), (cont’d.)
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	6.630%(c)	04/18/35		9,750	$9,609,112

Barings Euro CLO DAC (Ireland), Series 2020-01A, Class AR, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	4.626(c)	10/21/34	EUR	3,000	3,205,065
Battalion CLO Ltd. (Cayman Islands), Series 2021-17A, Class A1, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	6.848(c)	03/09/34		2,450	2,404,982
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.276(c)	03/15/32	EUR	1,750	1,885,919
Series 2019-01A, Class A2RB, 144A	2.100	03/15/32	EUR	6,500	6,241,455

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1RR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.668(c)	01/20/32		6,228	6,201,098
CIFC Funding Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.717(c)	01/22/31		6,912	6,839,923
Columbia Cent CLO Ltd. (Cayman Islands), Series 2020-29A, Class BR, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.000%)	7.288(c)	10/20/34		11,335	10,922,214
Crown City CLO (Cayman Islands), Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	6.666(c)	04/20/35		2,750	2,699,606
Elevation CLO Ltd. (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)	6.850(c)	07/15/29		1,403	1,395,201
Ellington CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	7.021(c)	02/15/29		3,419	3,408,947
Elmwood CLO Ltd. (Cayman Islands), Series 2021-03A, Class A, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	6.628(c)	10/20/34		4,250	4,204,920
Generate CLO Ltd. (Cayman Islands), Series 02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.757(c)	01/22/31		2,947	2,927,263
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.750(c)	01/15/31		7,506	7,462,588

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
KKR CLO Ltd. (Cayman Islands), (cont’d.)
Series 32A, Class A1, 144A, 3 Month SOFR + 1.582% (Cap N/A, Floor 1.320%)	6.890%(c)	01/15/32		5,000	$4,986,000
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.598(c)	10/15/32		5,500	5,448,198
Series 2021-59A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.712(c)	01/18/34		9,500	9,443,000

Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands), Series 2021-01A, Class A1A, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%) (original cost $5,000,000; purchased 10/08/21)(f)	6.818(c)	10/20/34		5,000	4,854,414
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.715(c)	04/21/31		6,855	6,790,652
Series 2014-03A, Class BR, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	7.395(c)	04/21/31		18,000	17,506,026

Oaktree CLO Ltd. (Cayman Islands), Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.308(c)	07/15/33		6,500	6,523,493
OFSI BSL Ltd. (Cayman Islands), Series 2022-11A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	7.410(c)	07/18/31		10,000	10,021,760
OZLM Ltd. (Cayman Islands), Series 2014-06A, Class A2AS, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 0.000%)	7.320(c)	04/17/31		4,000	3,951,200
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	6.700(c)	01/17/31		3,977	3,968,117
Series 2018-02A, Class A1A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)	6.670(c)	07/16/31		6,750	6,709,909

Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2022-03A, Class A2, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.308(c)	04/15/31		13,000	13,008,386
Penta CLO DAC (Ireland), Series 2018-05A, Class B1R, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	5.255(c)	04/20/35	EUR	10,000	10,585,572
Rad CLO Ltd. (Cayman Islands), Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.095(c)	04/20/35		7,000	7,039,614

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Rockford Tower CLO Ltd., Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.326%(c)	07/20/33		11,500	$11,551,874
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.437% (Cap N/A, Floor 1.175%)	6.788(c)	07/25/31		5,000	4,972,599
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.618(c)	04/20/31		1,469	1,456,085
Silver Rock CLO Ltd. (Cayman Islands), Series 2021-02A, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.778(c)	01/20/35		10,000	9,873,876
St. Pauls CLO DAC (Ireland), Series 02A, Class AR4, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	4.701(c)	10/25/35	EUR	8,000	8,531,313
Strata CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.852% (Cap N/A, Floor 1.590%)	7.160(c)	01/15/31		5,804	5,787,964
Venture CLO Ltd. (Cayman Islands), Series 2021-43A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	6.810(c)	04/15/34		3,500	3,454,167
Wellfleet CLO Ltd., Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.720(c)	01/17/31		10,211	10,088,577
Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	7.760(c)	07/15/31		11,300	10,964,963
					276,393,658
Consumer Loans 0.9%
Lendmark Funding Trust, Series 2021-01A, Class C, 144A	3.410	11/20/31		200	165,513
OneMain Financial Issuance Trust, Series 2023-01A, Class A, 144A	5.500	06/14/38		4,800	4,773,559
Oportun Issuance Trust, Series 2022-02, Class A, 144A	5.940	10/09/29		1,096	1,091,337
SoFi Consumer Loan Program Trust, Series 2022-01S, Class A, 144A	6.210	04/15/31		3,375	3,375,586
					9,405,995

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans 0.9%
Accredited Mortgage Loan Trust, Series 2004-03, Class 2A2, 1 Month SOFR + 1.314% (Cap 13.000%, Floor 1.200%)	6.612%(c)	10/25/34	735	$717,101
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE06, Class A2, 1 Month SOFR + 0.794% (Cap N/A, Floor 0.680%)	6.092(c)	11/25/33	1,015	1,003,353
Series 2003-HE06, Class A3B, 1 Month SOFR + 1.074% (Cap N/A, Floor 0.960%)	6.372(c)	11/25/33	3,350	3,136,122
Bear Stearns Asset-Backed Securities Trust,
Series 2002-02, Class A1, 1 Month SOFR + 0.774% (Cap 11.000%, Floor 0.660%)	6.072(c)	10/25/32	103	102,504
Series 2003-03, Class A2, 1 Month SOFR + 1.294% (Cap 11.000%, Floor 1.180%)	6.592(c)	06/25/43	68	65,400
Series 2003-HE01, Class M1, 1 Month SOFR + 1.209% (Cap N/A, Floor 1.095%)	5.923(c)	01/25/34	1,558	1,488,557

Home Equity Asset Trust, Series 2004-07, Class A2, 1 Month SOFR + 0.954% (Cap N/A, Floor 0.840%)	6.252(c)	01/25/35	968	934,018
MASTR Asset-Backed Securities Trust, Series 2003-WMC02, Class M2, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)	4.382(c)	08/25/33	538	545,772
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)	6.432(c)	10/25/33	415	408,569
Series 2003-NC10, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)	6.432(c)	10/25/33	209	205,991

Morgan Stanley Capital I, Inc. Trust, Series 2003-NC08, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.462(c)	09/25/33	229	225,360
				8,832,747
Other 0.5%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 3.350% (Cap N/A, Floor 0.000%)	8.762(c)	04/25/25	3,200	3,172,690
Sierra Timeshare Receivables Funding LLC, Series 2023-02A, Class D, 144A	9.720	04/20/40	1,700	1,718,532
				4,891,222

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities 1.2%
Chase Funding Trust,
Series 2002-03, Class 2A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)	6.052%(c)	08/25/32		234	$220,961
Series 2003-04, Class 1A5	4.863	05/25/33		323	303,903
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT01, Class M1, 1 Month SOFR + 0.744% (Cap N/A, Floor 0.630%)	6.042(c)	02/25/35		169	153,174
Series 2005-WF01, Class A5	5.010(cc)	11/25/34		—(r)	3
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.462(c)	07/25/33		264	259,245
Series 2004-01, Class M1, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.162(c)	03/25/34		16	15,760

Countrywide Asset-Backed Certificates Trust, Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.462(c)	11/25/34		107	105,651
Credit-Based Asset Servicing & Securitization LLC, Series 2003-CB03, Class AF1	3.379	12/25/32		69	63,205
Finance America Mortgage Loan Trust, Series 2003-01, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.462(c)	09/25/33		1,055	1,019,113
First Franklin Mortgage Loan Trust, Series 2004-FF05, Class A2, 1 Month SOFR + 0.874% (Cap N/A, Floor 0.760%)	6.172(c)	08/25/34		374	347,731
Fremont Home Loan Trust, Series 2004-04, Class M1, 1 Month SOFR + 0.909% (Cap N/A, Floor 0.795%)	6.207(c)	03/25/35		1,514	1,396,410
Long Beach Mortgage Loan Trust, Series 2004-02, Class A1, 1 Month SOFR + 0.554% (Cap N/A, Floor 0.440%)	5.852(c)	06/25/34		541	510,954
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC05, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)	6.312(c)	05/25/34		156	145,729
Rathlin Residential DAC (Ireland), Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.413(c)	09/27/75	EUR	1,131	1,169,365
Structured Asset Investment Loan Trust, Series 2004-BNC01, Class A2, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	6.150(c)	09/25/34		1,881	1,809,914

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
TFS (Spain),
Series 2018-03^	0.000%(s)	04/16/40	EUR	—(r)	$1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	6.446(c)	03/15/26	EUR	4,962	4,686,747
					12,207,866
Student Loans 0.2%
Laurel Road Prime Student Loan Trust,
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		2,321	2,153,678
Series 2019-A, Class R, 144A	0.000	10/25/48		1,839	318,972
					2,472,650

Total Asset-Backed Securities (cost $337,772,498)					332,097,463
Commercial Mortgage-Backed Securities 7.0%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A (original cost $2,454,600; purchased 05/09/18)(f)	3.100(cc)	05/15/35		2,700	1,645,650
Series 2018-20TS, Class H, 144A (original cost $2,389,640; purchased 05/09/18)(f)	3.100(cc)	05/15/35		2,700	1,591,650
Barclays Commercial Mortgage Securities Trust,
Series 2018-CHRS, Class B, 144A	4.267(cc)	08/05/38		2,650	2,128,367
Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38		900	678,521
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38		1,490	1,002,348

Benchmark Mortgage Trust, Series 2023-V03, Class XA, IO	1.054(cc)	07/15/56		50,616	1,772,522
BPR Trust, Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)	7.036(c)	09/15/38		2,024	1,884,187
BX Commercial Mortgage Trust, Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.650%)	7.986(c)	10/15/36		5,653	5,472,152
Commercial Mortgage Trust, Series 2015-LC19, Class XB, IO, 144A	0.239(cc)	02/10/48		123,049	376,259
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class F, 144A, 1 Month SOFR + 2.697% (Cap N/A, Floor 2.650%)	7.919(c)	05/15/36		5,666	5,601,947
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36		15,500	9,147,370

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.340%(cc)	03/25/26		21,184	$641,232
Series KC02, Class X1, IO	0.382(cc)	03/25/24		120,301	348,752

GS Mortgage Securities Corp., Series 2013-GC10, Class XB, IO, 144A	0.252(cc)	02/10/46		26,964	270
GS Mortgage Securities Corportation Trust, Series 2021-IP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	6.286(c)	10/15/36		2,130	2,013,162
GS Mortgage Securities Trust, Series 2014-GC20, Class XB, IO	0.472(cc)	04/10/47		28,307	49,735
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35		3,000	2,700,872
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class XB, IO	0.302(cc)	08/15/47		45,056	140,372
Series 2015-C27, Class XB, IO	0.405(cc)	02/15/48		52,766	275,597

JPMCC Commercial Mortgage Securities Trust, Series 2017-JP06, Class A5	3.490	07/15/50		5,000	4,562,818
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XB, IO	0.513(cc)	04/15/46		34,956	350
Series 2016-JP03, Class A5	2.870	08/15/49		10,495	9,492,520
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		7,950	3,094,140
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class C, 144A	3.177(cc)	11/10/36		2,020	1,707,968
Series 2019-MEAD, Class D, 144A	3.177(cc)	11/10/36		3,000	2,445,787
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36		2,505	1,897,281

Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, SONIA + 1.619% (Cap 6.500%, Floor 1.500%)	6.580(c)	01/23/29	GBP	9,500	11,743,751

Total Commercial Mortgage-Backed Securities (cost $85,871,308)					72,415,580
Convertible Bond 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (original cost $8,885; purchased 06/23/20 - 04/03/23)(f)	7.000	08/16/23(oo)		47	5,137

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 29.4%
Aerospace & Defense 0.8%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	7.500%	02/01/29	1,125	$1,109,629
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	5,675	5,653,719

Embraer Netherlands Finance BV (Brazil), Sr. Unsec’d. Notes, 144A	7.000	07/28/30	1,770	1,788,762
				8,552,110
Agriculture 0.0%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	475	413,419
Airlines 0.3%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	1,402	1,315,354
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26	66	63,980
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.300	02/15/27	1,417	1,361,312
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	645	610,935
Sr. Sec’d. Notes, 144A	4.625	04/15/29	170	154,119
				3,505,700
Apparel 0.1%
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	825	647,844
Auto Manufacturers 0.3%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	6.800	05/12/28	625	630,690
Sr. Unsec’d. Notes	6.950	03/06/26	450	454,433

General Motors Co., Sr. Unsec’d. Notes(a)	6.250	10/02/43	1,555	1,528,086
				2,613,209

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment 0.3%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875%	08/15/26	1,900	$1,816,875
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.250	03/15/26	515	502,548
Dana, Inc., Sr. Unsec’d. Notes	4.500	02/15/32	800	669,390
Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	3.625	06/28/31	350	276,364
				3,265,177
Banks 6.6%
Banco de Credito del Peru S.A. (Peru), Sub. Notes, 144A, MTN	3.250(ff)	09/30/31	1,055	931,386
Banco Mercantil del Norte SA (Mexico), Jr. Sub. Notes, 144A	6.625(ff)	01/24/32(oo)	1,110	882,866
Bangkok Bank PCL (Thailand), Sub. Notes, 144A	3.466(ff)	09/23/36	945	771,602
Bank Gospodarstwa Krajowego (Poland), Gov’t. Gtd. Notes, 144A, MTN(h)	5.375	05/22/33	2,310	2,304,225
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	6,850	6,736,300
Sr. Unsec’d. Notes, MTN(a)	4.271(ff)	07/23/29	1,450	1,377,723

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	7.437(ff)	11/02/33	3,810	4,143,841
Cassa Depositi e Prestiti SpA (Italy), Sr. Unsec’d. Notes, 144A	5.750	05/05/26	400	394,583
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	870	754,766
Sr. Unsec’d. Notes	3.200	10/21/26	1,145	1,074,165
Sr. Unsec’d. Notes	3.785(ff)	03/17/33	1,240	1,096,196
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	980	928,944
Sub. Notes	4.400	06/10/25	405	394,787
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	35	32,599
Sr. Unsec’d. Notes	3.850	01/26/27	3,940	3,759,409
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	135	128,014
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	1,500	1,461,210
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	15,325	14,482,126

M&T Bank Corp., Sub. Notes	4.000	07/15/24	325	317,610

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)

Mizrahi Tefahot Bank Ltd. (Israel), Sub. Notes, 144A(a)	3.077%(ff)	04/07/31		1,555	$1,353,177
Morgan Stanley,
Sr. Unsec’d. Notes	6.342(ff)	10/18/33		1,625	1,728,582
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32		2,865	2,278,960
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29		1,750	1,637,411
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26		605	583,953

Societe Generale SA (France), Sub. Notes, 144A	6.221(ff)	06/15/33		7,380	6,982,219
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes	3.750	03/26/25		1,200	1,161,588
Sr. Unsec’d. Notes, 144A	4.488(ff)	05/12/26		615	597,119
Sr. Unsec’d. Notes, 144A	6.537(ff)	08/12/33		1,500	1,565,821
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%	6.706(c)	05/12/26		1,925	1,945,213

Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(h)	4.808(ff)	07/25/28		6,475	6,314,091
					68,120,486
Beverages 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200	01/15/39		250	323,306
Biotechnology 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	5.600	03/02/43		1,675	1,665,753
Building Materials 0.2%
Cemex SAB de CV (Mexico), Gtd. Notes, 144A	5.450	11/19/29		1,180	1,142,134
JELD-WEN, Inc., Gtd. Notes, 144A	4.625	12/15/25		550	540,583
					1,682,717
Chemicals 0.9%
Ashland Services BV, Gtd. Notes	2.000	01/30/28	EUR	1,200	1,130,040
Ashland, Inc., Sr. Unsec’d. Notes	6.875	05/15/43		4,100	4,102,041
Braskem Netherlands Finance BV (Brazil), Gtd. Notes, 144A(a)	4.500	01/10/28		1,630	1,486,446

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
LYB International Finance BV, Gtd. Notes	5.250%	07/15/43		175	$158,880
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900	06/01/43		1,350	1,201,843
Sasol Financing USA LLC (South Africa), Gtd. Notes	4.375	09/18/26		350	316,463
TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000	12/16/27		1,058	1,061,039
					9,456,752
Commercial Services 1.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26		1,000	956,109
AMN Healthcare, Inc., Gtd. Notes, 144A	4.000	04/15/29		1,200	1,065,618
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	601	620,279
ERAC USA Finance LLC,
Gtd. Notes, 144A	6.700	06/01/34		110	121,201
Gtd. Notes, 144A	7.000	10/15/37		1,725	1,975,058

Nexi SpA (Italy), Sr. Unsec’d. Notes	2.125	04/30/29	EUR	4,060	3,839,014
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		325	275,157
Gtd. Notes	5.250	01/15/30		1,200	1,142,973
					9,995,409
Computers 0.2%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26		1,625	1,490,937
NCR Corp., Gtd. Notes, 144A	6.125	09/01/29		550	558,985
					2,049,922

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Distribution/Wholesale 0.1%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875%	12/15/28	1,150	$1,009,386
Ritchie Bros Holdings, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.750	03/15/28	100	101,250
				1,110,636
Diversified Financial Services 0.4%
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27	950	862,968
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	5.000	08/15/28	1,025	875,050
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	6.500	01/20/43	175	176,206
Navient Corp., Sr. Unsec’d. Notes	6.750	06/25/25	575	568,726
OneMain Finance Corp., Gtd. Notes	3.875	09/15/28	1,200	987,751
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, EMTN(a)	5.250	08/10/28	1,100	1,074,491
				4,545,192
Electric 1.7%
AES Panama Generation Holdings SRL (Panama), Sr. Sec’d. Notes, 144A	4.375	05/31/30	1,055	912,978
American Electric Power Co., Inc., Jr. Sub. Notes	5.699	08/15/25	2,075	2,073,534
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	1,500	1,292,653
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	2,275	1,913,572

Clean Renewable Power Mauritius Pte Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	03/25/27	442	390,851
Duke Energy Carolinas LLC, First Ref. Mortgage	4.000	09/30/42	50	41,390
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	2,145	2,128,441
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23	200	199,540

Mercury Chile Holdco LLC (Chile), Sr. Sec’d. Notes	6.500	01/24/27	1,400	1,295,000
Mong Duong Finance Holdings BV (Vietnam), Sr. Sec’d. Notes	5.125	05/07/29	1,295	1,166,957

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
NRG Energy, Inc.,
Gtd. Notes, 144A	3.625%	02/15/31		1,475	$1,157,298
Gtd. Notes, 144A	3.875	02/15/32		1,050	812,174
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		275	267,354

Tierra Mojada Luxembourg II Sarl (Mexico), Sr. Sec’d. Notes, 144A	5.750	12/01/40		1,714	1,502,818
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		450	405,474
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		1,575	1,498,098
					17,058,132
Energy-Alternate Sources 0.1%
Aydem Yenilenebilir Enerji A/S (Turkey), Sr. Sec’d. Notes, 144A	7.750	02/02/27		630	556,214
Engineering & Construction 0.7%
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	1,100	959,942
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	700	631,092
IHS Holding Ltd. (Nigeria), Gtd. Notes, 144A	6.250	11/29/28		850	699,550
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		2,000	1,866,000
Sr. Sec’d. Notes, 144A	4.250	10/31/26		218	208,288
Sr. Sec’d. Notes, 144A	5.500	10/31/46		415	357,921
Sr. Sec’d. Notes, 144A	5.500	07/31/47		2,655	2,286,619
					7,009,412
Entertainment 0.5%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		305	210,078
Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A	7.000	02/15/30		1,450	1,464,493
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26		625	608,763

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750% (original cost $761,726; purchased 04/03/19 - 10/31/22)(f)	12.750%	11/30/27(d)	EUR	689	$246,483
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000% (original cost $2,299,299; purchased 07/24/20 - 09/30/22)(f)	11.000	09/30/26(d)	EUR	2,008	1,832,194

Codere New Holdco SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500% (original cost $1,099,426; purchased 11/19/21 - 10/31/22)(f)	7.500	11/30/27(d)	EUR	840	43,744
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	4.125	07/01/29		391	323,145
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31		625	461,645
					5,190,545
Foods 0.4%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	6.500	02/15/28		450	448,337
B&G Foods, Inc., Gtd. Notes	5.250	09/15/27		625	538,557
Bellis Finco PLC (United Kingdom), Gtd. Notes	4.000	02/16/27	GBP	2,700	2,663,753
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		175	154,442
Gtd. Notes, 144A	4.375	01/31/32		325	286,041

Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	518	519,057
					4,610,187
Forest Products & Paper 0.1%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375	12/01/25		400	414,911
Suzano Austria GmbH (Brazil), Gtd. Notes(a)	6.000	01/15/29		1,000	997,500
					1,412,411

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Gas 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500%	05/20/25		1,500	$1,453,898
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41		700	714,290
ENN Clean Energy International Investment Ltd. (China), Gtd. Notes, 144A	3.375	05/12/26		1,350	1,245,091
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43		1,375	1,125,432
					4,538,711
Healthcare-Products 0.2%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		250	219,063
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		150	133,191
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	1,250	958,538
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	825	581,890
					1,892,682
Healthcare-Services 0.4%
Aetna, Inc., Sr. Unsec’d. Notes	4.500	05/15/42		530	456,141
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.101	03/01/28		700	673,348
Sr. Unsec’d. Notes	4.650	01/15/43		120	109,282
Sr. Unsec’d. Notes	5.100	01/15/44		515	485,733

Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125	07/01/52		75	63,820
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A	6.750	05/15/31		1,425	1,420,798
Sr. Unsec’d. Notes	6.875	11/15/31		1,200	1,201,113
					4,410,235
Home Builders 0.6%
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		150	144,927
Gtd. Notes	7.250	10/15/29		3,475	3,418,114

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875%	06/15/27	2,560	$2,522,787
				6,085,828
Housewares 0.0%
SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	325	201,507
Insurance 0.7%
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.950	10/15/36	215	222,297
Sr. Unsec’d. Notes	6.100	10/01/41	280	284,962

Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.569	02/01/29	1,614	1,577,090
Lincoln National Corp., Sr. Unsec’d. Notes	7.000	06/15/40	695	721,715
Markel Group, Inc., Sr. Unsec’d. Notes	5.000	03/30/43	3,125	2,670,050
Principal Financial Group, Inc., Gtd. Notes	4.350	05/15/43	245	199,189
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900	09/15/44	1,950	1,770,734
Sub. Notes, 144A	6.850	12/16/39	54	60,054
				7,506,091
Internet 0.1%
Prosus NV (China), Sr. Unsec’d. Notes, 144A	4.193	01/19/32	1,250	1,055,800
Leisure Time 0.2%
Carnival Corp., Gtd. Notes, 144A	5.750	03/01/27	350	323,750
NCL Corp. Ltd., Sr. Sec’d. Notes, 144A	8.375	02/01/28	925	963,156
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250	01/15/30	150	151,500
Gtd. Notes, 144A	9.250	01/15/29	600	636,666

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)

Viking Cruises Ltd., Gtd. Notes, 144A	5.875%	09/15/27	350	$325,847
				2,400,919
Lodging 0.4%
Gohl Capital Ltd. (Malaysia), Gtd. Notes	4.250	01/24/27	1,510	1,410,627
MGM China Holdings Ltd. (Macau), Sr. Unsec’d. Notes, 144A	4.750	02/01/27	700	640,938
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes	5.625	08/08/25	203	199,284
Sr. Unsec’d. Notes	5.900	08/08/28	756	734,265

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25	1,198	1,154,448
				4,139,562
Machinery-Diversified 0.1%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	1,100	1,128,576
Media 1.5%
AMC Networks, Inc., Gtd. Notes	5.000	04/01/24	1,075	1,057,888
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A(a)	4.750	03/01/30	1,300	1,125,098
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.384	10/23/35	2,640	2,593,160
Sr. Sec’d. Notes	6.484	10/23/45	585	546,627
CSC Holdings LLC,
Gtd. Notes, 144A	5.375	02/01/28	1,600	1,335,571
Gtd. Notes, 144A	5.500	04/15/27	1,500	1,285,483
Sr. Unsec’d. Notes(a)	5.250	06/01/24	2,000	1,865,969

Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A (original cost $2,576,156; purchased 07/18/19 - 02/27/20)(f)	6.625	08/15/27(d)	2,785	80,810
DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	2,350	2,365,483

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)

Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125%	02/15/27		425	$356,543
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125	02/15/25		800	787,550
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	700	714,245
Sr. Sec’d. Notes	4.250	01/15/30	GBP	600	621,479

Ziggo BV (Netherlands), Sr. Sec’d. Notes	2.875	01/15/30	EUR	1,270	1,169,564
					15,905,470
Mining 0.5%
AngloGold Ashanti Holdings PLC (Australia), Gtd. Notes(a)	3.375	11/01/28		730	643,436
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	6.875	10/15/27		600	586,875
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		600	566,343
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28		1,650	1,687,414
Vedanta Resources Finance II PLC (India), Gtd. Notes	13.875	01/21/24		1,425	1,269,618
					4,753,686
Oil & Gas 3.4%
Aker BP ASA (Norway), Gtd. Notes, 144A	2.000	07/15/26		2,445	2,194,409
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		1,225	1,198,429
Gtd. Notes, 144A(a)	9.000	11/01/27		899	1,124,146

Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47		1,835	1,673,817
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24		75	74,959
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25		1,325	1,309,126
Civitas Resources, Inc., Gtd. Notes, 144A	8.375	07/01/28		200	205,746

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

CNX Resources Corp., Gtd. Notes, 144A	7.250%	03/14/27		525	$524,461
CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25		1,000	987,212
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes(a)	6.875	04/29/30		2,170	2,035,568
Sr. Unsec’d. Notes	8.625	01/19/29		2,105	2,164,466
Sr. Unsec’d. Notes	8.875	01/13/33		2,660	2,717,522
Energian Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26		1,135	1,056,878
Sr. Sec’d. Notes, 144A	5.375	03/30/28		857	776,433
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	670,070
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		500	455,370

Leviathan Bond Ltd. (Israel), Sr. Sec’d. Notes, 144A	6.750	06/30/30		2,020	1,891,993
Ovintiv, Inc., Gtd. Notes(a)	5.650	05/15/28		2,145	2,132,288
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.375	10/01/29	GBP	800	894,228
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	2,055	1,769,641
Gtd. Notes	6.500	03/13/27		260	230,217
Gtd. Notes	6.700	02/16/32		2,660	2,047,934
Gtd. Notes	6.840	01/23/30		500	398,880
Gtd. Notes, EMTN	4.875	02/21/28	EUR	150	135,946

Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26		675	669,938
Preem Holdings AB (Sweden), Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	1,967	2,313,871
Transocean, Inc., Gtd. Notes, 144A	7.250	11/01/25		3,025	2,975,844
					34,629,392
Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950	06/01/41		100	91,892
Packaging & Containers 0.2%
Ball Corp., Gtd. Notes(a)	6.000	06/15/29		1,125	1,125,000

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A(a)	4.375%	10/15/28	1,300	$1,153,342
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	125	124,645
				2,402,987
Pharmaceuticals 1.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	905	786,947
Sr. Unsec’d. Notes	4.550	03/15/35	4,155	3,953,038
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	400	185,000
Gtd. Notes, 144A	6.250	02/15/29	1,200	561,000

Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	4.125	06/15/39	615	552,831
Cigna Group (The), Gtd. Notes(h)	4.375	10/15/28	3,990	3,860,085
CVS Health Corp., Sr. Unsec’d. Notes	5.875	06/01/53	390	395,866
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Sec’d. Notes, 144A	4.125	04/30/28	1,300	1,165,146
Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	520	420,358
Viatris, Inc., Gtd. Notes	4.000	06/22/50	2,190	1,481,194
				13,361,465
Pipelines 1.4%
AI Candelaria Spain SA (Colombia), Sr. Sec’d. Notes, 144A	5.750	06/15/33	920	696,739
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	7.875	05/15/26	900	919,769
Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes	4.600	12/15/44	125	104,497
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	3,360	2,958,199
Sr. Unsec’d. Notes	5.150	03/15/45	55	47,656
Sr. Unsec’d. Notes	5.300	04/15/47	125	109,359
Sr. Unsec’d. Notes	5.400	10/01/47	60	53,110

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Energy Transfer LP, (cont’d.)
Sr. Unsec’d. Notes	6.250%	04/15/49	75	$73,819
Enterprise Products Operating LLC,
Gtd. Notes	4.900	05/15/46	1,025	937,785
Gtd. Notes	4.950	10/15/54	800	727,851
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	12/01/42	125	91,236
Sr. Unsec’d. Notes	5.150	10/15/43	1,350	1,167,987

MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47	145	128,891
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.875	08/15/27	500	478,919
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	1,060	883,650
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	775	738,438
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	1,850	1,691,479
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	1,000	922,395
Gtd. Notes, 144A	7.500	10/01/25	125	125,476
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	75	65,001
Sr. Sec’d. Notes, 144A	4.125	08/15/31	75	63,631

Western Midstream Operating LP, Sr. Unsec’d. Notes	5.300	03/01/48	910	780,069
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.300	08/15/52	765	709,504
				14,475,460
Real Estate 0.4%
Arabian Centres Sukuk Ltd. (Saudi Arabia), Gtd. Notes, 144A	5.375	11/26/24	995	959,668
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	3,575	3,522,804
				4,482,472
Real Estate Investment Trusts (REITs) 0.3%
Diversified Healthcare Trust, Gtd. Notes	4.375	03/01/31	1,000	729,189

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	0.993%	10/15/26	EUR	1,500	$1,269,923
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25		900	905,305
					2,904,417
Retail 0.7%
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24		500	492,165
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	6.250	10/30/25	EUR	231	244,331
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	4,346	4,569,842

Falabella SA (Chile), Sr. Unsec’d. Notes, 144A	3.375	01/15/32		1,200	953,328
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes, 144A	6.750	01/15/30		750	643,987
Macy’s Retail Holdings LLC, Gtd. Notes(a)	4.300	02/15/43		705	439,788
					7,343,441
Telecommunications 1.6%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33		727	560,597
Sr. Unsec’d. Notes	3.500	09/15/53		929	630,537
Sr. Unsec’d. Notes	3.650	09/15/59		318	212,055
Sr. Unsec’d. Notes	4.500	05/15/35		695	626,794

CT Trust (Guatemala), Sr. Sec’d. Notes, 144A	5.125	02/03/32		760	628,231
Digicel Group Holdings Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $74,103; purchased 06/23/20 - 10/03/22)(f)	8.000	04/01/25		259	112,400
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $736,209; purchased 05/22/20 - 03/15/23)(f)	8.000	12/31/26(d)		2,424	509,073
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $637,648; purchased 05/22/20 - 12/15/22)(f)	13.000	12/31/25		692	493,346

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica), (cont’d.)
Sr. Sec’d. Notes, 144A (original cost $1,081,274; purchased 05/22/20)(f)	8.750%	05/25/24		1,138	$1,030,056

Digicel Ltd. (Jamaica), Gtd. Notes, 144A (original cost $2,050,000; purchased 02/24/15)(f)	6.750	12/31/23		2,050	389,500
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)		2,000	2
Gtd. Notes, 144A^	8.500	10/15/24(d)		50	—
Gtd. Notes, 144A^	9.750	07/15/25(d)		50	—
Sr. Sec’d. Notes, 144A	6.500	03/15/30		1,400	1,276,492

Kaixo Bondco Telecom SA (Spain), Sr. Sec’d. Notes, 144A	5.125	09/30/29	EUR	2,600	2,548,838
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A	3.400	03/01/27		465	410,296
Sr. Sec’d. Notes, 144A	10.500	05/15/30		275	284,884

Millicom International Cellular SA (Guatemala), Sr. Unsec’d. Notes, 144A	4.500	04/27/31		515	409,878
Sprint LLC,
Gtd. Notes(a)	7.125	06/15/24		2,000	2,018,645
Gtd. Notes	7.625	02/15/25		1,150	1,176,226

Total Play Telecomunicaciones SA de CV (Mexico), Gtd. Notes, 144A	6.375	09/20/28		480	273,600
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.400	03/22/41		1,575	1,196,771
Viasat, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/15/25		1,650	1,547,268
					16,335,489
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	5.050	03/01/41		295	288,992
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32		360	311,796
XPO, Inc., Gtd. Notes, 144A	7.125	06/01/31		225	227,566
					828,354

Total Corporate Bonds (cost $334,632,602)					304,658,969

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans 1.1%
Airlines 0.0%
United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	9.292%(c)	04/21/28		390	$390,475
Computers 0.1%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	8.963(c)	03/01/29		1,015	979,487
Diversified Financial Services 0.2%
Avolon TLB Borrower 1 U.S. LLC (Ireland), Term B4 Loans, 1 Month SOFR + 1.600%	6.855(c)	02/12/27		598	594,246
Hudson River Trading LLC, Term Loan, 3 Month SOFR + 3.262%	8.631(c)	03/20/28		1,177	1,151,390
					1,745,636
Foods 0.1%
Casino Guichard-Perrachon (France), Facility B Loan, 3 Month EURIBOR + 4.000%	7.672(c)	08/31/25	EUR	1,710	1,022,329
Investment Companies 0.3%
Rainbow Midco Ltd. (United Kingdom), Term Loan, 3 Month EURIBOR + 7.750%^	10.947(c)	02/22/30		2,611	2,784,190
Media 0.0%
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 10.100%	12.775(c)	05/25/26		41	30,582
Second Lien Term Loan	8.025	08/24/26		2,065	58,502
					89,084
Metal Fabricate/Hardware 0.1%
Tank Holding Corp.,
2023 Incremental Term Loan, 1 Month SOFR + 6.100%^	11.391(c)	03/31/28		154	149,775
Term Loan, 1 Month SOFR + 5.850%	11.169(c)	03/31/28		1,139	1,097,229
					1,247,004

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Retail 0.2%
Constellation Automotive Group Ltd. (United Kingdom), Facility 1 Loan, SONIA + 7.500%	12.684%(c)	07/27/29	GBP	1,025	$868,186
Great Outdoors Group LLC, Term B-2 Loan, 1 Month SOFR + 3.864%	9.183(c)	03/06/28		1,247	1,241,632
					2,109,818
Telecommunications 0.1%
Digicel International Finance Ltd. (Jamaica), First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	8.981(c)	05/27/24		189	170,380
Intelsat Jackson Holdings SA (Luxembourg), Term B Loan, 3 Month SOFR + 4.250%	9.543(c)	02/01/29		740	738,747
					909,127

Total Floating Rate and Other Loans (cost $12,890,509)					11,277,150
Municipal Bonds 1.8%
California 0.3%
Bay Area Toll Authority, Revenue Bonds, BABs, Series F2	6.263	04/01/49		550	638,723
Los Angeles Department of Water & Power, Water System Revenue, Taxable, Revenue Bonds, BABs, Series C	6.008	07/01/39		1,730	1,840,623
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45		625	565,140
Taxable, Revenue Bonds, Series J	4.131	05/15/45		675	603,814
					3,648,300
Colorado 0.1%
Regional Transportation District Sales Tax Revenue, Revenue Bonds, BABs, Series B	5.844	11/01/50		1,190	1,329,845
Illinois 0.1%
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33		865	845,328

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey 0.3%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414%	01/01/40	2,000	$2,471,121
Rutgers The State University of New Jersey, Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	200	209,339
				2,680,460
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800	06/01/2111	180	159,735
Puerto Rico 1.0%
Commonwealth of Puerto Rico, General Obligation, Sub-Series C	0.000(cc)	11/01/43	8,692	4,454,832
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Restructured, Series A-1(h)	4.750	07/01/53	5,846	5,523,796
				9,978,628
Texas 0.0%
City of San Antonio Electric & Gas Systems Revenue, Taxable, Revenue Bonds	4.427	02/01/42	120	111,471

Total Municipal Bonds (cost $20,172,428)				18,753,767
Residential Mortgage-Backed Securities 2.8%
Bellemeade Re Ltd., Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	8.019(c)	03/25/31	960	974,671
Chase Mortgage Finance Trust, Series 2007-A01, Class 1A3	4.522(cc)	02/25/37	35	34,218
Connecticut Avenue Securities Trust,
Series 2020-R01, Class 1M2, 144A, 30 Day Average SOFR + 2.164% (Cap N/A, Floor 0.000%)	7.233(c)	01/25/40	50	50,740
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.169(c)	10/25/41	990	995,746

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Connecticut Avenue Securities Trust, (cont’d.)
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.219%(c)	12/25/41	1,718	$1,727,045
Series 2022-R02, Class 2M2, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.069(c)	01/25/42	1,900	1,909,465
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.319(c)	03/25/42	290	305,498
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)	8.169(c)	06/25/43	1,400	1,433,457
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.850(c)	11/25/28	1,893	1,894,329
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	8.519(c)	04/25/34	910	929,686

FHLMC Structured Agency Credit Risk Debt Notes, Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.469(c)	08/25/33	3,460	3,529,200
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.719(c)	01/25/51	835	818,559
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	8.119(c)	01/25/34	600	601,878
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.569(c)	10/25/41	1,520	1,494,352
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.869(c)	11/25/41	100	98,124
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.069(c)	08/25/33	200	198,018
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.419(c)	09/25/41	370	368,620
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.169(c)	09/25/41	100	98,000

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.969%(c)	04/25/42		1,920	$1,953,340
Series 2022-HQA03, Class M2, 144A, 30 Day Average SOFR + 5.350% (Cap N/A, Floor 0.000%)	10.419(c)	08/25/42		600	640,500

GSMSC Resecuritization Trust, Series 2015-03R, Class 2A2, 144A, 1 Month SOFR + 0.254% (Cap N/A, Floor 0.140%)	5.552(c)	10/26/36		451	447,520
JPMorgan Mortgage Trust, Series 2007-A01, Class 4A1	5.769(cc)	07/25/35		18	18,086
Legacy Mortgage Asset Trust, Series 2021-SL02, Class A, 144A	1.875	10/25/68		174	159,570
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	6.162(c)	01/25/48		1,216	1,183,949
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.969(c)	04/25/34		1,000	1,014,315
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 3.850% (Cap N/A, Floor 2.850%)	9.262(c)	02/25/25		1,650	1,649,168
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	8.062(c)	08/25/25		2,400	2,379,120
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.769(c)	11/25/31		1,000	1,001,930
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.767(c)	07/25/33		750	751,875

Retiro Mortgage Securities DAC (Spain), Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	5.000(c)	07/30/75	EUR	314	339,589
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-37A, Class 3A7	6.433(cc)	12/25/33		235	226,856

Total Residential Mortgage-Backed Securities (cost $28,650,763)					29,227,424

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds 3.3%
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375%	08/20/30		685	$570,941
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		1,645	1,612,297
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.500	02/02/34		1,375	1,387,829
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		261	247,559
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		1,915	1,816,378
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		1,570	1,550,030
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	5,485	6,395,778
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	2,000	2,400,296
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	410	332,678
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	805	811,926
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	2,655	2,867,357
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.125	06/15/25	EUR	500	547,012
Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	1,650	1,805,140

Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	4,200	4,645,931
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	366	319,600
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	1,844	1,851,898
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	1,660	1,449,550
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		520	520,291
Sr. Unsec’d. Notes, 144A	6.500	09/26/33		915	915,357
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	1,866	576,518
Sr. Unsec’d. Notes	8.994	02/01/26(d)		350	112,525
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	1,265	390,834
Sr. Unsec’d. Notes, 144A	7.750	09/01/24(d)		1,560	524,940
Sr. Unsec’d. Notes, 144A	8.994	02/01/26(d)		800	257,200

Total Sovereign Bonds (cost $37,325,814)					33,909,865

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations 6.7%
Federal Home Loan Mortgage Corp.	2.500%	09/01/46	1,490	$1,270,682
Federal Home Loan Mortgage Corp.	2.500	03/01/51	3,005	2,547,009
Federal Home Loan Mortgage Corp.	2.500	08/01/51	1,964	1,657,941
Federal Home Loan Mortgage Corp.	3.000	02/01/52	3,008	2,634,618
Federal Home Loan Mortgage Corp.	4.000	10/01/52	2,972	2,774,488
Federal Home Loan Mortgage Corp.	4.500	07/01/52	1,470	1,407,162
Federal Home Loan Mortgage Corp.	4.500	08/01/52	1,055	1,010,331
Federal Home Loan Mortgage Corp.	5.000	07/01/52	3,860	3,772,128
Federal Home Loan Mortgage Corp.	5.000	09/01/52	11,323	11,068,170
Federal National Mortgage Assoc.	2.000	11/01/50	3,912	3,180,896
Federal National Mortgage Assoc.	2.500	03/01/51	1,792	1,517,665
Federal National Mortgage Assoc.	4.500	06/01/52	1,941	1,858,253
Federal National Mortgage Assoc.	4.500	07/01/52	2,931	2,806,453
Federal National Mortgage Assoc.	4.500	08/01/52	4,500	4,308,085
Federal National Mortgage Assoc.	4.500	10/01/52	5,407	5,176,644
Federal National Mortgage Assoc.	5.000	07/01/52	2,430	2,374,571
Federal National Mortgage Assoc.	5.000	09/01/52	4,941	4,826,349
Federal National Mortgage Assoc.	5.500	10/01/52	942	935,309
Federal National Mortgage Assoc.	5.500	11/01/52	12,000	11,943,879
Federal National Mortgage Assoc.	6.000	11/01/52	1,104	1,112,972
Federal National Mortgage Assoc.	6.000	12/01/52	1,457	1,468,143

Total U.S. Government Agency Obligations (cost $70,648,984)				69,651,748
U.S. Treasury Obligations 3.8%
U.S. Treasury Bonds	1.375	11/15/40	4,545	2,974,845
U.S. Treasury Bonds(h)(k)	2.250	05/15/41	31,600	23,848,125
U.S. Treasury Strips Coupon	2.415(s)	11/15/40	1,035	492,797
U.S. Treasury Strips Coupon	3.019(s)	11/15/35	870	525,228
U.S. Treasury Strips Coupon	3.507(s)	11/15/41	24,000	10,848,750
U.S. Treasury Strips Coupon	3.575(s)	08/15/41	165	75,410

Total U.S. Treasury Obligations (cost $43,716,041)				38,765,155

Shares
Common Stocks 0.4%
Chemicals 0.1%
TPC Group, Inc.*^	56,219	1,405,475

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Gas Utilities 0.1%
Ferrellgas Partners LP (Class B Stock) (original cost $1,794,337; purchased 10/25/19)(f)	6,534	$891,294
Hotels, Restaurants & Leisure 0.0%
Codere New Topco SA (Spain) (original cost $0; purchased 11/19/21)^(f)	29,207	—
Oil, Gas & Consumable Fuels 0.1%
Chesapeake Energy Corp. (original cost $0; purchased 02/09/21)(f)	16,760	1,413,538
Wireless Telecommunication Services 0.1%
Intelsat Emergence SA (Luxembourg)*	19,703	430,176

Total Common Stocks (cost $2,309,071)		4,140,483

	Units
Rights* 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	2,061	19,643
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	2,061	4,080

Total Rights (cost $46)		23,723

Total Long-Term Investments (cost $973,998,949)		914,926,464

	Shares
Short-Term Investments 14.2%
Affiliated Mutual Funds 13.5%
PGIM Core Government Money Market Fund(wk)	5,162,802	5,162,802
PGIM Core Short-Term Bond Fund(wk)	12,492,317	114,179,779

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $20,314,235; includes $20,221,235 of cash collateral for securities on loan)(b)(wk)	20,340,375	$20,328,171

Total Affiliated Mutual Funds (cost $139,268,323)		139,670,752
Option Purchased*~ 0.7%
(cost $493,823)		6,943,460

Total Short-Term Investments (cost $139,762,146)		146,614,212

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.6% (cost $1,113,761,095)		1,061,540,676
Options Written*~ (0.7)%
(premiums received $539,994)		(6,943,575)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.9% (cost $1,113,221,101)		1,054,597,101
Liabilities in excess of other assets(z) (1.9)%		(19,797,893)

Net Assets 100.0%		$1,034,799,208

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
TWD—New Taiwanese Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MASTR—Morgan Stanley Structured Asset Security
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TD—The Toronto-Dominion Bank
UAG—UBS AG
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $9,918,482 and 1.0% of net assets.

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,844,611; cash collateral of $20,221,235 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $22,963,303. The aggregate value of $15,139,289 is 1.5% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wk)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund, PGIM Core Short-Term Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at July 31, 2023:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Tank Holdings Corp. , Delayed Draw Term Commitment, 0.000%(p), Maturity Date 03/31/28 (cost $65,041)^	66	$64,350	$—	$(691)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs JPY	Call	BARC	10/27/23	115.00		—		39,000	$6,943,460
(cost $493,823)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs JPY	Call	BOA	10/27/23	115.00		—		39,000	$(6,943,460)
(premiums received $539,994)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA††^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	16,440	$(115)
(premiums received $0)
Total Options Written (premiums received $539,994)								$(6,943,575)
††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.
Options Purchased:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.IG.40.V1, 06/20/28	Put	10/18/23	0.75%	CDX.NA.IG.40. V1(Q)	1.00%(Q)	42,720	$43,378	$(14,828)
(cost $58,206)
Options Written:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.IG.40.V1, 06/20/28	Call	10/18/23	0.63%	CDX.NA.IG.40. V1(Q)	1.00%(Q)	42,720	$(49,844)	$(7,124)
(premiums received $42,720)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Futures contracts outstanding at July 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
302	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	$39,930,063	$(1,123,156)
Short Positions:
620	2 Year U.S. Treasury Notes	Sep. 2023	125,879,375	1,525,505
191	5 Year Euro-Bobl	Sep. 2023	24,337,422	309,528
2,055	5 Year U.S. Treasury Notes	Sep. 2023	219,515,737	3,868,805
120	10 Year Euro-Bund	Sep. 2023	17,548,020	292,300
779	10 Year U.S. Treasury Notes	Sep. 2023	86,785,469	1,094,952
262	10 Year U.S. Ultra Treasury Notes	Sep. 2023	30,649,908	752,982
660	20 Year U.S. Treasury Bonds	Sep. 2023	82,128,750	1,561,356
40	Euro Schatz Index	Sep. 2023	4,620,099	30,330
				9,435,758
				$8,312,602
Forward foreign currency exchange contracts outstanding at July 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/31/23	JPM	AUD	3,180	$2,208,097	$2,142,602	$—	$(65,495)
Brazilian Real,
Expiring 08/02/23	CITI	BRL	9,455	1,958,653	1,998,667	40,014	—
Expiring 08/02/23	CITI	BRL	3,076	639,000	650,129	11,129	—
Expiring 09/05/23	GSI	BRL	12,530	2,629,457	2,632,200	2,743	—
British Pound,
Expiring 10/19/23	HSBC	GBP	225	290,123	288,765	—	(1,358)
Expiring 10/31/23	HSBC	GBP	461	570,353	591,813	21,460	—
Expiring 10/31/23	JPM	GBP	320	400,000	410,523	10,523	—
Canadian Dollar,
Expiring 10/19/23	UAG	CAD	3,511	2,655,035	2,665,736	10,701	—
Chilean Peso,
Expiring 09/20/23	DB	CLP	2,695,963	3,195,000	3,195,866	866	—
Expiring 09/20/23	GSI	CLP	521,790	628,000	618,543	—	(9,457)
Expiring 09/20/23	HSBC	CLP	529,731	639,000	627,957	—	(11,043)
Chinese Renminbi,
Expiring 08/23/23	BNP	CNH	8,119	1,160,000	1,138,428	—	(21,572)
Expiring 08/23/23	BNP	CNH	4,620	639,000	647,891	8,891	—
Expiring 08/23/23	BOA	CNH	16,171	2,243,000	2,267,586	24,586	—
Expiring 08/23/23	CITI	CNH	15,498	2,172,000	2,173,269	1,269	—
Expiring 08/23/23	GSI	CNH	15,860	2,217,000	2,223,953	6,953	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 08/23/23	HSBC	CNH	17,274	$2,436,000	$2,422,229	$—	$(13,771)
Expiring 08/23/23	JPM	CNH	16,200	2,265,000	2,271,604	6,604	—
Expiring 08/23/23	JPM	CNH	4,606	636,000	645,927	9,927	—
Expiring 08/23/23	MSI	CNH	25,939	3,644,000	3,637,304	—	(6,696)
Expiring 08/23/23	SSB	CNH	17,444	2,465,900	2,446,173	—	(19,727)
Expiring 08/23/23	SSB	CNH	16,321	2,277,000	2,288,700	11,700	—
Expiring 08/23/23	SSB	CNH	6,081	850,000	852,699	2,699	—
Colombian Peso,
Expiring 09/20/23	BARC	COP	14,359,646	3,374,326	3,609,161	234,835	—
Expiring 09/20/23	CITI	COP	11,432,920	2,522,161	2,873,556	351,395	—
Expiring 09/20/23	DB	COP	11,255,134	2,532,089	2,828,871	296,782	—
Expiring 09/20/23	DB	COP	4,838,777	1,068,000	1,216,181	148,181	—
Expiring 09/20/23	GSI	COP	6,126,678	1,524,000	1,539,882	15,882	—
Euro,
Expiring 10/19/23	BNP	EUR	1,070	1,187,197	1,181,028	—	(6,169)
Expiring 10/19/23	CITI	EUR	1,132	1,259,712	1,249,502	—	(10,210)
Expiring 10/19/23	MSI	EUR	468	525,000	516,415	—	(8,585)
Hungarian Forint,
Expiring 10/19/23	UAG	HUF	367,388	1,050,000	1,026,031	—	(23,969)
Indian Rupee,
Expiring 09/20/23	JPM	INR	321,646	3,910,000	3,905,055	—	(4,945)
Expiring 09/20/23	JPM	INR	102,822	1,254,000	1,248,349	—	(5,651)
Expiring 09/20/23	MSI	INR	235,597	2,860,000	2,860,348	348	—
Indonesian Rupiah,
Expiring 09/20/23	MSI	IDR	163,178,774	10,971,846	10,797,794	—	(174,052)
Israeli Shekel,
Expiring 09/20/23	BARC	ILS	5,857	1,651,000	1,596,148	—	(54,852)
Expiring 09/20/23	CITI	ILS	2,252	627,000	613,769	—	(13,231)
Japanese Yen,
Expiring 10/19/23	BNYM	JPY	203,245	1,493,105	1,446,626	—	(46,479)
Expiring 10/31/23	BARC	JPY	487,838	5,118,000	3,478,829	—	(1,639,171)
Expiring 10/31/23	DB	JPY	498,249	5,220,000	3,553,074	—	(1,666,926)
Expiring 10/31/23	GSI	JPY	874,045	8,971,000	6,232,918	—	(2,738,082)
Expiring 10/31/23	MSI	JPY	855,296	8,262,958	6,099,220	—	(2,163,738)
Mexican Peso,
Expiring 09/20/23	BARC	MXN	35,966	2,025,123	2,127,749	102,626	—
New Taiwanese Dollar,
Expiring 09/20/23	SCB	TWD	249,854	8,196,263	7,968,640	—	(227,623)
New Zealand Dollar,
Expiring 10/19/23	BARC	NZD	1,886	1,188,466	1,171,691	—	(16,775)
Peruvian Nuevo Sol,
Expiring 09/20/23	CITI	PEN	6,184	1,690,777	1,709,568	18,791	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 09/20/23	CITI	PEN	4,189	$1,168,500	$1,158,013	$—	$(10,487)
Expiring 09/20/23	CITI	PEN	3,707	1,033,500	1,024,819	—	(8,681)
Expiring 09/20/23	CITI	PEN	3,281	916,500	906,884	—	(9,616)
Expiring 09/20/23	DB	PEN	2,090	567,780	577,862	10,082	—
Philippine Peso,
Expiring 09/20/23	HSBC	PHP	103,874	1,890,000	1,896,591	6,591	—
Polish Zloty,
Expiring 10/19/23	GSI	PLN	6,395	1,607,000	1,590,422	—	(16,578)
Expiring 10/19/23	JPM	PLN	6,367	1,595,000	1,583,383	—	(11,617)
Singapore Dollar,
Expiring 09/20/23	BNYM	SGD	2,383	1,785,000	1,796,217	11,217	—
Expiring 09/20/23	GSI	SGD	3,763	2,834,000	2,837,077	3,077	—
South African Rand,
Expiring 09/20/23	JPM	ZAR	29,069	1,610,000	1,617,802	7,802	—
Expiring 09/20/23	MSI	ZAR	26,642	1,425,000	1,482,733	57,733	—
South Korean Won,
Expiring 09/20/23	CITI	KRW	1,991,353	1,569,000	1,563,059	—	(5,941)
Expiring 09/20/23	CITI	KRW	1,627,725	1,278,000	1,277,639	—	(361)
Expiring 09/20/23	GSI	KRW	3,359,478	2,628,000	2,636,932	8,932	—
Expiring 09/20/23	SSB	KRW	3,479,017	2,757,000	2,730,761	—	(26,239)
Swiss Franc,
Expiring 10/19/23	SSB	CHF	893	1,039,913	1,033,043	—	(6,870)
Thai Baht,
Expiring 09/20/23	BOA	THB	60,575	1,739,000	1,778,380	39,380	—
				$144,742,834	$137,180,586	1,483,719	(9,045,967)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/23	DB	AUD	5,605	$3,816,706	$3,775,129	$41,577	$—
Brazilian Real,
Expiring 08/02/23	GSI	BRL	12,530	2,645,223	2,648,797	—	(3,574)
Expiring 09/05/23	SSB	BRL	3,033	639,000	637,063	1,937	—
British Pound,
Expiring 10/19/23	BOA	GBP	1,034	1,338,858	1,327,275	11,583	—
Expiring 10/19/23	DB	GBP	15,075	19,581,176	19,351,150	230,026	—
Chilean Peso,
Expiring 09/20/23	BNP	CLP	521,424	639,000	618,110	20,890	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 09/20/23	HSBC	CLP	4,490,872	$5,514,671	$5,323,598	$191,073	$—
Expiring 09/20/23	HSBC	CLP	3,505,945	4,289,536	4,156,040	133,496	—
Chinese Renminbi,
Expiring 08/23/23	CITI	CNH	15,611	2,156,000	2,189,097	—	(33,097)
Expiring 08/23/23	JPM	CNH	16,181	2,238,000	2,268,949	—	(30,949)
Expiring 08/23/23	MSI	CNH	194,574	27,875,663	27,284,390	591,273	—
Expiring 08/23/23	MSI	CNH	17,243	2,397,000	2,417,896	—	(20,896)
Expiring 08/23/23	SCB	CNH	27,779	3,894,000	3,895,380	—	(1,380)
Colombian Peso,
Expiring 09/20/23	CITI	COP	6,423,251	1,624,700	1,614,423	10,277	—
Expiring 09/20/23	CITI	COP	2,731,009	636,000	686,413	—	(50,413)
Czech Koruna,
Expiring 10/19/23	BARC	CZK	27,213	1,279,638	1,248,575	31,063	—
Expiring 10/19/23	BNP	CZK	13,495	627,000	619,151	7,849	—
Euro,
Expiring 10/19/23	BARC	EUR	21,544	24,287,616	23,780,771	506,845	—
Expiring 10/19/23	CITI	EUR	1,132	1,263,708	1,249,502	14,206	—
Expiring 10/19/23	MSI	EUR	31,717	34,940,350	35,008,872	—	(68,522)
Expiring 10/19/23	SSB	EUR	34,988	38,956,210	38,619,573	336,637	—
Hungarian Forint,
Expiring 10/19/23	BARC	HUF	365,168	1,050,000	1,019,833	30,167	—
Indian Rupee,
Expiring 09/20/23	BOA	INR	521,922	6,299,412	6,336,569	—	(37,157)
Expiring 09/20/23	SCB	INR	339,526	4,101,000	4,122,127	—	(21,127)
Indonesian Rupiah,
Expiring 09/20/23	CITI	IDR	52,883,371	3,517,000	3,499,375	17,625	—
Israeli Shekel,
Expiring 09/20/23	CITI	ILS	3,070	850,000	836,701	13,299	—
Japanese Yen,
Expiring 10/31/23	BOA	JPY	1,325,555	12,988,000	9,452,696	3,535,304	—
Expiring 10/31/23	BOA	JPY	1,168,753	11,585,000	8,334,518	3,250,482	—
Expiring 10/31/23	CITI	JPY	399,802	4,148,827	2,851,035	1,297,792	—
Expiring 10/31/23	CITI	JPY	46,713	447,401	333,117	114,284	—
Mexican Peso,
Expiring 09/20/23	BOA	MXN	33,349	1,927,000	1,972,892	—	(45,892)
New Taiwanese Dollar,
Expiring 09/20/23	BOA	TWD	126,339	4,087,000	4,029,365	57,635	—
Expiring 09/20/23	CITI	TWD	126,613	4,077,000	4,038,087	38,913	—
Expiring 09/20/23	DB	TWD	65,072	2,085,000	2,075,347	9,653	—
Expiring 09/20/23	HSBC	TWD	111,570	3,623,000	3,558,331	64,669	—
Expiring 09/20/23	MSI	TWD	66,116	2,139,000	2,108,665	30,335	—
Expiring 09/20/23	SCB	TWD	67,710	2,191,000	2,159,473	31,527	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/20/23	SCB	TWD	65,013	$2,098,000	$2,073,466	$24,534	$—
Philippine Peso,
Expiring 09/20/23	CITI	PHP	33,374	594,436	609,360	—	(14,924)
Expiring 09/20/23	HSBC	PHP	104,460	1,905,733	1,907,292	—	(1,559)
Expiring 09/20/23	HSBC	PHP	97,200	1,778,267	1,774,728	3,539	—
Expiring 09/20/23	JPM	PHP	68,442	1,254,000	1,249,650	4,350	—
Polish Zloty,
Expiring 10/19/23	HSBC	PLN	8,369	2,101,957	2,081,205	20,752	—
Singapore Dollar,
Expiring 09/20/23	GSI	SGD	21,453	15,978,825	16,173,107	—	(194,282)
South African Rand,
Expiring 09/20/23	DB	ZAR	5,270	287,000	293,318	—	(6,318)
Expiring 09/20/23	MSI	ZAR	26,926	1,367,000	1,498,553	—	(131,553)
Expiring 09/20/23	TD	ZAR	17,036	853,613	948,141	—	(94,528)
South Korean Won,
Expiring 09/20/23	JPM	KRW	26,886,236	20,745,072	21,103,630	—	(358,558)
Swiss Franc,
Expiring 10/19/23	GSI	CHF	888	1,031,000	1,026,605	4,395	—
Thai Baht,
Expiring 09/20/23	JPM	THB	174,546	5,079,191	5,124,423	—	(45,232)
Expiring 09/20/23	JPM	THB	67,963	1,943,000	1,995,299	—	(52,299)
				$302,772,789	$293,307,062	10,677,987	(1,212,260)
						$12,161,706	$(10,258,227)
Cross currency exchange contracts outstanding at July 31, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/31/23	Buy	AUD	6,309	JPY	422,703	$1,236,494	$—	DB
10/31/23	Buy	JPY	648,099	AUD	9,489	—	(1,771,771)	MSI
						$1,236,494	$(1,771,771)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	08/14/23	0.500%(M)	9,429	*	$6,407	$(252)	$6,659	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
United Mexican States	12/20/24	1.000%(Q)	1,000	$(11,168)	$(3,305)	$(7,863)	BARC
United Mexican States	12/20/24	1.000%(Q)	440	(4,914)	861	(5,775)	CITI
				$(16,082)	$(2,444)	$(13,638)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	06/20/24	1.000%(Q)	7,650	0.396%	$49,254	$3,305	$45,949	GSI
Boeing Co.	06/20/24	1.000%(Q)	1,460	0.349%	10,004	1,793	8,211	GSI
General Motors Co.	06/20/26	5.000%(Q)	2,230	1.028%	249,254	251,176	(1,922)	GSI
Halliburton Co.	12/20/26	1.000%(Q)	910	0.443%	16,937	5,913	11,024	GSI
Host Hotels & Resorts LP	06/20/24	1.000%(Q)	500	0.336%	3,480	1,721	1,759	GSI
Petroleos Mexicanos	12/20/24	1.000%(Q)	1,000	3.787%	(35,435)	(14,504)	(20,931)	BARC
Petroleos Mexicanos	12/20/24	1.000%(Q)	440	3.787%	(15,592)	(11,532)	(4,060)	CITI
Simon Property Group LP	06/20/26	1.000%(Q)	1,980	0.524%	27,711	13,283	14,428	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)	680	0.786%	4,694	8,239	(3,545)	GSI
Wells Fargo & Co.	12/20/23	1.000%(Q)	7,500	0.310%	28,768	8,503	20,265	MSI
					$339,075	$267,897	$71,178

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)	37,610	4.094%	$1,229,061	$1,540,765	$311,704
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at July 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	2,090	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.930%	$(28,953)	$315,343	$344,296
GBP	3,280	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.930%	169,315	601,649	432,334
GBP	1,340	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.930%	(30,882)	371,486	402,368
	6,572	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(11,303)	(11,303)
	8,268	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.310%	—	11,759	11,759
					$109,480	$1,288,934	$1,179,454

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at July 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)††	1 Day USOIS -54bps(T)/ 4.790%	JPM	09/20/23	(57,782)	$450,052	$—	$450,052
Total Return Benchmark Bond Index(T)	1 Day USOIS -67bps(T)/ 4.660%	GSI	09/20/23	(3,088)	(11,040)	—	(11,040)
					$439,012	$—	$439,012
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the complete listing of swap constituents.
The following table represents the individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with JPM, as of July 31, 2023, termination date 09/20/2023:

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Corporate Bond:
Reference Entity	Shares	Market Value	% of Total Index Value
Sysco Corp.	4,000,000	$ 4,630,964	1.55%
Morgan Stanley	4,000,000	4,246,735	1.42%
United Parcel Service, Inc.	4,000,000	4,242,216	1.42%
Northrop Grumman Corp.	4,000,000	4,080,626	1.36%
FedEx Corp.	4,000,000	3,878,338	1.30%
Conagra Brands, Inc.	4,000,000	3,810,729	1.27%
The Walt Disney Co.	4,000,000	3,810,508	1.27%
Keurig Dr Pepper, Inc.	4,000,000	3,802,730	1.27%
Wells Fargo & Co.	4,000,000	3,795,730	1.27%
TransCanada PipeLines Ltd.	4,000,000	3,753,074	1.25%
Telefonica Emisiones, S.A.U.	4,000,000	3,727,817	1.25%
Cigna Corp.	4,000,000	3,714,999	1.24%
Fox Corp.	4,000,000	3,667,858	1.23%
Intel Corp.	4,000,000	3,663,180	1.22%
ExxonMobil Corp.	4,000,000	3,644,067	1.22%
HCA, Inc.	4,000,000	3,625,922	1.21%
Thermo Fisher Scientific, Inc.	4,000,000	3,593,857	1.20%
Bristol-Myers Squibb Co.	4,000,000	3,588,026	1.20%
Eli Lilly and Co.	4,000,000	3,587,746	1.20%
Deere & Co.	4,000,000	3,541,066	1.18%
Johnson & Johnson	4,000,000	3,531,178	1.18%
McDonald’s Corp.	4,000,000	3,485,063	1.16%
T-Mobile USA, Inc.	4,000,000	3,468,617	1.16%
Mastercard, Inc.	4,000,000	3,468,045	1.16%
Bank of America Corp.	4,000,000	3,394,807	1.13%
Fiserv, Inc.	4,000,000	3,369,322	1.13%
Enterprise Products Operating LLC	4,000,000	3,316,437	1.11%
Progressive Corp.	4,000,000	3,308,748	1.11%
Union Electric Co.	4,000,000	3,297,830	1.10%
Equinor ASA	4,000,000	3,264,157	1.09%
NVIDIA Corp.	4,000,000	3,263,920	1.09%
Humana, Inc.	4,000,000	3,248,700	1.09%
Vodafone Group PLC	4,000,000	3,244,356	1.08%
Nike, Inc.	4,000,000	3,226,640	1.08%
Becton, Dickinson & Co.	4,000,000	3,210,293	1.07%
Caterpillar, Inc.	4,000,000	3,152,001	1.05%
Dollar General Corp.	4,000,000	3,120,244	1.04%
Global Payments, Inc.	4,000,000	3,080,529	1.03%
Southern California Edison Co.	4,000,000	3,070,800	1.03%
Oracle Corp.	4,000,000	3,060,886	1.02%
Union Pacific Corp.	4,000,000	3,043,813	1.02%
The Coca-Cola Co.	4,000,000	3,037,604	1.02%
Starbucks Corp.	4,000,000	3,021,357	1.01%
Carrier Global Corp.	4,000,000	3,012,136	1.01%
Paramount Global	4,000,000	2,998,166	1.00%
Suncor Energy, Inc	4,000,000	2,992,666	1.00%

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Corporate Bond (continued):
Reference Entity	Shares	Market Value	% of Total Index Value
PepsiCo, Inc.	4,000,000	$2,990,073	1.00%
Dow Chemical Co.	4,000,000	2,985,225	1.00%
UnitedHealth Group, Inc.	4,000,000	2,969,911	0.99%
eBay, Inc.	4,000,000	2,960,022	0.99%
Amazon.com, Inc.	4,000,000	2,955,752	0.99%
Verizon Communications, Inc.	4,000,000	2,949,330	0.99%
AstraZeneca PLC	4,000,000	2,939,822	0.98%
Entergy Corp.	4,000,000	2,925,794	0.98%
PayPal Holdings, Inc.	4,000,000	2,912,027	0.97%
Walgreens Boots Alliance, Inc.	4,000,000	2,897,434	0.97%
TotalEnergies Capital International SA	4,000,000	2,896,239	0.97%
Duke Energy Corp.	4,000,000	2,879,193	0.96%
Enbridge, Inc.	4,000,000	2,862,989	0.96%
Kinder Morgan, Inc.	4,000,000	2,853,694	0.95%
Walmart, Inc.	4,000,000	2,833,870	0.95%
Markel Group, Inc.	4,000,000	2,832,954	0.95%
Altria Group, Inc.	4,000,000	2,828,355	0.95%
Raytheon Technologies Corp.	4,000,000	2,826,252	0.94%
BP Capital Markets America, Inc.	4,000,000	2,821,750	0.94%
Rogers Communications, Inc.	4,000,000	2,818,685	0.94%
LYB International Finance III LLC	4,000,000	2,816,584	0.94%
Pfizer, Inc.	4,000,000	2,802,715	0.94%
Consolidated Edison Co. of New York, Inc.	4,000,000	2,784,249	0.93%
Bell Telephone Co. of Canada or Bell Canada (The)	4,000,000	2,777,062	0.93%
Apple, Inc.	4,000,000	2,768,687	0.93%
Norfolk Southern Corp.	4,000,000	2,767,986	0.92%
Southwestern Public Service Co.	4,000,000	2,766,438	0.92%
Salesforce, Inc.	4,000,000	2,765,316	0.92%
B.A.T. Capital Corp.	4,000,000	2,751,426	0.92%
Royalty Pharma PLC	4,000,000	2,750,132	0.92%
Microsoft Corp.	4,000,000	2,746,079	0.92%
Brookfield Finance, Inc.	4,000,000	2,734,267	0.91%
Alabama Power Co.	4,000,000	2,733,973	0.91%
Simon Property Group LP	4,000,000	2,733,793	0.91%
Biogen, Inc.	4,000,000	2,727,699	0.91%
Merck & Co., Inc.	4,000,000	2,710,738	0.91%
Southwestern Electric Power Co.	4,000,000	2,705,724	0.90%
Gilead Sciences, Inc.	4,000,000	2,703,367	0.90%
Glencore Funding LLC	4,000,000	2,698,070	0.90%
Virginia Electric and Power Co.	4,000,000	2,697,712	0.90%
Dell International LLC/EMC Corp.	4,000,000	2,695,496	0.90%
International Flavors & Fragrances, Inc.	4,000,000	2,693,605	0.90%
International Business Machines Corp.	4,000,000	2,692,926	0.90%
Comcast Corp.	4,000,000	2,686,791	0.90%
Lowe’s Cos., Inc.	4,000,000	2,652,286	0.89%

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Corporate Bond (continued):
Reference Entity	Shares	Market Value	% of Total Index Value
Intercontinental Exchange, Inc.	4,000,000	$2,608,013	0.87%
Berkshire Hathaway Energy Co.	4,000,000	2,601,041	0.87%
KKR Group Finance Co. II LLC	4,000,000	2,591,262	0.87%
Blackstone Holdings Finance Co. LLC	4,000,000	2,567,854	0.86%
American Tower Corp.	4,000,000	2,496,132	0.83%
		$299,261,297
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).